Stockholders' Equity	12 Months Ended
Dec. 31, 2013
Equity [Abstract]
Stockholders' Equity

NOTE 16 — Stockholders’ Equity

Preferred stock

In 1992, the Company authorized 2.5 million shares of no par preferred shares. The board of directors has the authority to fix the rights, preferences, privileges and restrictions, including but not limited to, dividend rates, conversion and voting rights, terms and prices of redemptions and liquidation preferences without vote or action by the stockholders. On December 2, 2009 the Company issued 200,000 shares of Mandatorily Redeemable Preferred Shares in connection with Arrow Acquisition. The Mandatorily Redeemable Preferred Stock was redeemed for cash of $200.0 million on December 2, 2012. As of December 31, 2013 there were no outstanding preferred shares.

Share Repurchases

During the years ended December 31, 2013 and 2012, the Company repurchased approximately 1.2 million and 0.3 million of its Ordinary Shares surrendered to the Company to satisfy tax withholding obligations in connection with the exercise and sale of stock options or vesting of restricted stock issued to employees for total consideration of $170.0 million and $16.1 million, respectively.

Accumulated Other Comprehensive Income (Loss)

For most of the Company’s international operations, the local currency has been determined to be the functional currency. The results of its non-U.S. dollar based operations are translated to U.S. dollars at the average exchange rates during the period. Assets and liabilities are translated at the rate of exchange prevailing on the balance sheet date. Equity is translated at the prevailing rate of exchange at the date of the equity transaction. Translation adjustments are reflected in stockholders’ equity and are included as a component of other comprehensive income / (loss). The effects of converting non-functional currency assets and liabilities into the functional currency are recorded as general and administrative expenses in the consolidated statements of operations.

The movements in accumulated other comprehensive (loss) were as follows (in millions):

	Foreign Currency Translation Items	Unrealized gains/(losses) net of tax	Total Accumulated Other Comprehensive (Loss) Income
Balance as of December 31, 2011	$(76.6)	$0.1	$(76.5)
Other comprehensive (loss)/income before reclassifications into general and administrative	113.3		113.3
Amounts reclassified from accumulated other comprehensive (loss) into general and administrative	—		—

Total other comprehensive (loss)/income	113.3	—	113.3

Balance as of December 31, 2012	$36.7	$0.1	$36.8

Other comprehensive (loss)/income before reclassifications into general and administrative	48.4	5.3	53.7
Amounts reclassified from accumulated other comprehensive (loss) into general and administrative	—	—	—

Total other comprehensive (loss)/income	48.4	5.3	53.7

Balance as of December 31, 2013	$85.1	$5.4	$90.5